Leases_Details of practical expedient for COVID 19 related rent concessions (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of practical expedient for COVID-19 related rent concessions [Abstract]
Amount recognized in profit or loss related to rent concessions	₩ 20,602